Subsequent Events (Details) In Millions, unless otherwise specified		1 Months Ended	2 Months Ended	3 Months Ended				8 Months Ended	12 Months Ended	88 Months Ended
	Mar. 16, 2012 Pamodzi Gold Orkney Pty Limited [Member] number	Feb. 08, 2012 Sale [Member] Aga Polymetal Strategic Alliance [Member] USD ($)	Mar. 02, 2012 Acquisition [Member] First Uranium Pty Limited [Member] USD ($)	Mar. 16, 2012 Pending or Threatened Litigation [Member] Pamodzi Gold Orkney Pty Limited [Member] USD ($)	Mar. 16, 2012 Pending or Threatened Litigation [Member] Pamodzi Gold Orkney Pty Limited [Member] ZAR	Mar. 16, 2012 Pending Or Threatened Litigation For Reimbursement [Member] Pamodzi Gold Orkney Pty Limited [Member] USD ($) Kg	Mar. 16, 2012 Pending Or Threatened Litigation For Reimbursement [Member] Pamodzi Gold Orkney Pty Limited [Member] ZAR	Dec. 31, 2019 Change in Tax Status [Member] Ghana [Member]	Dec. 31, 2011 Change in Tax Status [Member] Ghana [Member]	Apr. 26, 2019 Change in Tax Status [Member] Ghana [Member]
Subsequent Events [Line Items]
Subsequent Event Amount		$ 20	$ 335
Loss Contingency, Damages Sought, Value				$ 11.1	89.5	$ 0.9	7.1
Number of Plaintiffs (Number)	4
Disputed Gold (Kilograms)						26.9	26.9
Current Rate of Tax (Percent)									25.00%
Tax Rate As Per Stability Agreement (Percent)										30.00%
Change In Enacted Tax Rate (Percent)								35.00%